Note 6 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Notional amount	$ 2,979,880	$ 2,096,308
ECL allowance	$ 1,904	$ 1,453
EL %	0.06%	0.07%
Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,862,939	$ 2,030,956
ECL allowance	$ 1,766	$ 1,316
EL %	0.06%	0.06%
Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 116,662	$ 65,352
ECL allowance	$ 138	$ 137
EL %	0.12%	0.21%
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 279	$ 0
ECL allowance	$ 0	$ 0
EL %	0.00%	0.00%
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Notional amount	$ 2,220,894	$ 1,279,576
ECL allowance	$ 54	$ 45	$ 137
EL %	0.41%	0.17%
Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 2,215,388	$ 1,277,011
ECL allowance	$ 54	$ 45	137
EL %	0.41%	0.17%
Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 5,227	$ 2,565
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 279	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Notional amount	$ 710,369	$ 757,576
ECL allowance	$ 545	$ 275	215
EL %	0.02%	0.02%
Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 599,113	$ 694,869
ECL allowance	$ 545	$ 275	215
EL %	0.02%	0.02%
Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 111,256	$ 62,707
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Commercial real estate loans [member]
Statement Line Items [Line Items]
Notional amount	$ 13,165	$ 26,569
ECL allowance	$ 1,287	$ 1,114	1,366
EL %	0.18%	0.15%
Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 13,165	$ 26,569
ECL allowance	$ 1,150	$ 980	1,174
EL %	0.19%	0.14%
Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 137	$ 134	192
EL %	0.12%	0.21%
Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	0
EL %	0.00%	0.00%
Public sector and other financing [member]
Statement Line Items [Line Items]
Notional amount	$ 35,452	$ 32,587
ECL allowance	$ 18	$ 19	57
EL %	0.05%	0.06%
Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	$ 35,273	$ 32,507
ECL allowance	$ 17	$ 16	57
EL %	0.05%	0.05%
Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	$ 179	$ 80
ECL allowance	$ 1	$ 3	0
EL %	0.56%	0.00%
Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	$ 0	$ 0
ECL allowance	$ 0	$ 0	$ 0
EL %	0.00%	0.00%